UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 4.5%
2,066,707	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-11/21/18; cost $21,927,333)	$23,477,786
		TOTAL DIRECT REAL ESTATE	23,477,786

FIXED INCOME - 39.5%
10,777,481		TIAA-CREF Bond Fund	109,175,883
6,630,095		TIAA-CREF Bond Plus Fund	67,693,266
1,157,960		TIAA-CREF Emerging Markets Debt Fund	11,185,894
951,015		TIAA-CREF High-Yield Fund	9,091,701
1,109,686		TIAA-CREF International Bond Fund	10,852,727
		TOTAL FIXED INCOME	207,999,471

INFLATION-PROTECTED ASSETS - 9.8%
4,662,965		TIAA-CREF Inflation-Linked Bond Fund	51,898,796
		TOTAL INFLATION-PROTECTED ASSETS	51,898,796

INTERNATIONAL EQUITY - 10.7%
979,163		TIAA-CREF Emerging Markets Equity Fund	11,015,583
1,169,688		TIAA-CREF International Equity Fund	12,281,729
971,292		TIAA-CREF International Opportunities Fund	12,141,145
1,874,376		TIAA-CREF Quant International Equity Fund	13,139,376
757,749		TIAA-CREF Quant International Small-Cap Equity Fund	7,607,802
		TOTAL INTERNATIONAL EQUITY	56,185,635

SHORT-TERM FIXED INCOME - 9.8%
5,068,017		TIAA-CREF Short-Term Bond Fund	51,947,178
		TOTAL SHORT-TERM FIXED INCOME	51,947,178

U.S. EQUITY - 25.2%
2,039,018		TIAA-CREF Growth & Income Fund	27,832,595
1,236,234		TIAA-CREF Large-Cap Growth Fund	24,712,321
1,516,506		TIAA-CREF Large-Cap Value Fund	24,628,054
1,595,846		TIAA-CREF Quant Large-Cap Growth Fund	21,448,176
2,182,604		TIAA-CREF Quant Large-Cap Value Fund	21,542,299
435,875		TIAA-CREF Quant Small-Cap Equity Fund	7,279,107
464,932		TIAA-CREF Quant Small/Mid-Cap Equity Fund	5,504,791
		TOTAL U.S. EQUITY	132,947,343

		TOTAL AFFILIATED INVESTMENT COMPANIES	524,456,209
		(Cost $493,377,597)

		TOTAL INVESTMENTS - 99.5%	524,456,209
		(Cost $493,377,597)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	2,495,466
		NET ASSETS - 100.0%	$526,951,675

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $23,477,786 or 4.5% of net assets.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 4.5%
4,739,153	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-1/4/19; cost $50,033,655)	$53,836,774
		TOTAL DIRECT REAL ESTATE	53,836,774

FIXED INCOME - 39.2%
24,507,067		TIAA-CREF Bond Fund	248,256,594
15,076,925		TIAA-CREF Bond Plus Fund	153,935,401
2,635,010		TIAA-CREF Emerging Markets Debt Fund	25,454,199
2,160,174		TIAA-CREF High-Yield Fund	20,651,266
2,522,783		TIAA-CREF International Bond Fund	24,672,820
		TOTAL FIXED INCOME	472,970,280

INFLATION-PROTECTED ASSETS - 9.3%
10,083,617		TIAA-CREF Inflation-Linked Bond Fund	112,230,656
		TOTAL INFLATION-PROTECTED ASSETS	112,230,656

INTERNATIONAL EQUITY - 11.1%
2,318,161		TIAA-CREF Emerging Markets Equity Fund	26,079,305
2,783,745		TIAA-CREF International Equity Fund	29,229,327
2,309,473		TIAA-CREF International Opportunities Fund	28,868,419
4,486,477		TIAA-CREF Quant International Equity Fund	31,450,205
1,805,764		TIAA-CREF Quant International Small-Cap Equity Fund	18,129,866
		TOTAL INTERNATIONAL EQUITY	133,757,122

SHORT-TERM FIXED INCOME - 9.3%
10,961,970		TIAA-CREF Short-Term Bond Fund	112,360,189
		TOTAL SHORT-TERM FIXED INCOME	112,360,189

U.S. EQUITY - 26.3%
4,852,487		TIAA-CREF Growth & Income Fund	66,236,450
2,943,027		TIAA-CREF Large-Cap Growth Fund	58,831,102
3,608,551		TIAA-CREF Large-Cap Value Fund	58,602,875
3,804,520		TIAA-CREF Quant Large-Cap Growth Fund	51,132,746
5,206,050		TIAA-CREF Quant Large-Cap Value Fund	51,383,716
1,037,570		TIAA-CREF Quant Small-Cap Equity Fund	17,327,419
1,103,916		TIAA-CREF Quant Small/Mid-Cap Equity Fund	13,070,360
		TOTAL U.S. EQUITY	316,584,668

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,201,739,689
		(Cost $1,071,853,069)

		TOTAL INVESTMENTS - 99.7%	1,201,739,689
		(Cost $1,071,853,069)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	3,761,280
		NET ASSETS - 100.0%	$1,205,500,969

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $53,836,774 or 4.5% of net assets.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 4.5%
7,270,193	b,c	TIAA-CREF Real Property Fund LP (purchased 11/28/16-12/17/18; cost $77,318,012)	$82,589,391
		TOTAL DIRECT REAL ESTATE	82,589,391

FIXED INCOME - 38.1%
36,663,999		TIAA-CREF Bond Fund	371,406,310
22,541,564		TIAA-CREF Bond Plus Fund	230,149,373
3,960,449		TIAA-CREF Emerging Markets Debt Fund	38,257,935
3,221,339		TIAA-CREF High-Yield Fund	30,796,005
3,774,603		TIAA-CREF International Bond Fund	36,915,621
		TOTAL FIXED INCOME	707,525,244

INFLATION-PROTECTED ASSETS - 7.3%
12,203,849		TIAA-CREF Inflation-Linked Bond Fund	135,828,842
		TOTAL INFLATION-PROTECTED ASSETS	135,828,842

INTERNATIONAL EQUITY - 12.6%
3,973,552		TIAA-CREF Emerging Markets Equity Fund	44,702,461
4,858,281		TIAA-CREF International Equity Fund	51,011,950
4,043,353		TIAA-CREF International Opportunities Fund	50,541,912
7,912,575		TIAA-CREF Quant International Equity Fund	55,467,149
3,137,163		TIAA-CREF Quant International Small-Cap Equity Fund	31,497,115
		TOTAL INTERNATIONAL EQUITY	233,220,587

SHORT-TERM FIXED INCOME - 7.3%
13,262,406		TIAA-CREF Short-Term Bond Fund	135,939,666
		TOTAL SHORT-TERM FIXED INCOME	135,939,666

U.S. EQUITY - 29.7%
8,446,145		TIAA-CREF Growth & Income Fund	115,289,878
5,134,256		TIAA-CREF Large-Cap Growth Fund	102,633,785
6,284,866		TIAA-CREF Large-Cap Value Fund	102,066,221
6,613,762		TIAA-CREF Quant Large-Cap Growth Fund	88,888,965
9,054,272		TIAA-CREF Quant Large-Cap Value Fund	89,365,663
1,806,178		TIAA-CREF Quant Small-Cap Equity Fund	30,163,177
1,920,729		TIAA-CREF Quant Small/Mid-Cap Equity Fund	22,741,433
		TOTAL U.S. EQUITY	551,149,122

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,846,252,852
		(Cost $1,841,556,087)

		TOTAL INVESTMENTS - 99.5%	1,846,252,852
		(Cost $1,841,556,087)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	9,064,985
		NET ASSETS - 100.0%	$1,855,317,837

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $82,589,391 or 4.5% of net assets.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.3%[a]

DIRECT REAL ESTATE - 4.5%
14,769,870	b,c	TIAA-CREF Real Property Fund LP (purchased 11/28/16-1/4/19; cost $157,153,161)	$167,785,726
		TOTAL DIRECT REAL ESTATE	167,785,726

FIXED INCOME - 36.0%
70,320,644		TIAA-CREF Bond Fund	712,348,120
43,261,964		TIAA-CREF Bond Plus Fund	441,704,652
7,640,750		TIAA-CREF Emerging Markets Debt Fund	73,809,644
6,123,782		TIAA-CREF High-Yield Fund	58,543,360
7,242,154		TIAA-CREF International Bond Fund	70,828,264
		TOTAL FIXED INCOME	1,357,234,040

INFLATION-PROTECTED ASSETS - 5.3%
18,076,341		TIAA-CREF Inflation-Linked Bond Fund	201,189,672
		TOTAL INFLATION-PROTECTED ASSETS	201,189,672

INTERNATIONAL EQUITY - 14.3%
9,083,609		TIAA-CREF Emerging Markets Equity Fund	102,190,602
11,260,106		TIAA-CREF International Equity Fund	118,231,114
9,349,379		TIAA-CREF International Opportunities Fund	116,867,242
18,600,621		TIAA-CREF Quant International Equity Fund	130,390,353
7,283,563		TIAA-CREF Quant International Small-Cap Equity Fund	73,126,977
		TOTAL INTERNATIONAL EQUITY	540,806,288

SHORT-TERM FIXED INCOME - 5.3%
19,646,398		TIAA-CREF Short-Term Bond Fund	201,375,576
		TOTAL SHORT-TERM FIXED INCOME	201,375,576

U.S. EQUITY - 33.9%
19,628,959		TIAA-CREF Growth & Income Fund	267,935,290
11,907,812		TIAA-CREF Large-Cap Growth Fund	238,037,158
14,601,001		TIAA-CREF Large-Cap Value Fund	237,120,259
15,357,321		TIAA-CREF Quant Large-Cap Growth Fund	206,402,396
21,033,367		TIAA-CREF Quant Large-Cap Value Fund	207,599,328
4,198,439		TIAA-CREF Quant Small-Cap Equity Fund	70,113,929
4,458,853		TIAA-CREF Quant Small/Mid-Cap Equity Fund	52,792,825
		TOTAL U.S. EQUITY	1,280,001,185

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,748,392,487
		(Cost $3,699,394,043)

		TOTAL INVESTMENTS - 99.3%	3,748,392,487
		(Cost $3,699,394,043)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	25,421,611
		NET ASSETS - 100.0%	$3,773,814,098

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $167,785,726 or 4.5% of net assets.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.3%[a]

DIRECT REAL ESTATE - 4.4%
17,502,866	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-1/4/19; cost $186,114,266)	$198,832,560
		TOTAL DIRECT REAL ESTATE	198,832,560

FIXED INCOME - 31.1%
72,071,738		TIAA-CREF Bond Fund	730,086,705
44,338,979		TIAA-CREF Bond Plus Fund	452,700,971
8,006,639		TIAA-CREF Emerging Markets Debt Fund	77,344,134
6,121,766		TIAA-CREF High-Yield Fund	58,524,082
7,419,146		TIAA-CREF International Bond Fund	72,559,246
		TOTAL FIXED INCOME	1,391,215,138

INFLATION-PROTECTED ASSETS - 3.4%
13,535,796		TIAA-CREF Inflation-Linked Bond Fund	150,653,406
		TOTAL INFLATION-PROTECTED ASSETS	150,653,406

INTERNATIONAL EQUITY - 16.9%
12,521,001		TIAA-CREF Emerging Markets Equity Fund	140,861,260
15,805,902		TIAA-CREF International Equity Fund	165,961,970
13,174,041		TIAA-CREF International Opportunities Fund	164,675,507
26,457,451		TIAA-CREF Quant International Equity Fund	185,466,732
10,178,593		TIAA-CREF Quant International Small-Cap Equity Fund	102,193,071
		TOTAL INTERNATIONAL EQUITY	759,158,540

SHORT-TERM FIXED INCOME - 3.4%
14,716,528		TIAA-CREF Short-Term Bond Fund	150,844,411
		TOTAL SHORT-TERM FIXED INCOME	150,844,411

U.S. EQUITY - 40.1%
27,571,684		TIAA-CREF Growth & Income Fund	376,353,489
16,739,892		TIAA-CREF Large-Cap Growth Fund	334,630,451
20,475,679		TIAA-CREF Large-Cap Value Fund	332,525,031
21,552,906		TIAA-CREF Quant Large-Cap Growth Fund	289,671,054
29,489,930		TIAA-CREF Quant Large-Cap Value Fund	291,065,609
5,893,578		TIAA-CREF Quant Small-Cap Equity Fund	98,422,760
6,271,462		TIAA-CREF Quant Small/Mid-Cap Equity Fund	74,254,110
		TOTAL U.S. EQUITY	1,796,922,504

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,447,626,559
		(Cost $4,350,562,287)

		TOTAL INVESTMENTS - 99.3%	4,447,626,559
		(Cost $4,350,562,287)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	30,200,673
		NET ASSETS - 100.0%	$4,477,827,232

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $198,832,560 or 4.4% of net assets.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.3%[a]

DIRECT REAL ESTATE - 4.4%
17,379,833	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-12/21/18; cost $184,607,289)	$197,434,902
		TOTAL DIRECT REAL ESTATE	197,434,902

FIXED INCOME - 26.2%
60,411,484		TIAA-CREF Bond Fund	611,968,332
37,148,779		TIAA-CREF Bond Plus Fund	379,289,029
6,874,846		TIAA-CREF Emerging Markets Debt Fund	66,411,015
4,952,629		TIAA-CREF High-Yield Fund	47,347,130
6,227,554		TIAA-CREF International Bond Fund	60,905,479
		TOTAL FIXED INCOME	1,165,920,985

INFLATION-PROTECTED ASSETS - 1.4%
5,617,291		TIAA-CREF Inflation-Linked Bond Fund	62,520,454
		TOTAL INFLATION-PROTECTED ASSETS	62,520,454

INTERNATIONAL EQUITY - 19.6%
14,222,892		TIAA-CREF Emerging Markets Equity Fund	160,007,534
18,100,180		TIAA-CREF International Equity Fund	190,051,885
15,155,348		TIAA-CREF International Opportunities Fund	189,441,856
30,625,421		TIAA-CREF Quant International Equity Fund	214,684,201
11,679,527		TIAA-CREF Quant International Small-Cap Equity Fund	117,262,448
		TOTAL INTERNATIONAL EQUITY	871,447,924

SHORT-TERM FIXED INCOME - 1.4%
6,108,923		TIAA-CREF Short-Term Bond Fund	62,616,463
		TOTAL SHORT-TERM FIXED INCOME	62,616,463

U.S. EQUITY - 46.3%
31,639,258		TIAA-CREF Growth & Income Fund	431,875,866
19,194,106		TIAA-CREF Large-Cap Growth Fund	383,690,183
23,438,457		TIAA-CREF Large-Cap Value Fund	380,640,542
24,699,753		TIAA-CREF Quant Large-Cap Growth Fund	331,964,686
33,793,041		TIAA-CREF Quant Large-Cap Value Fund	333,537,311
6,749,872		TIAA-CREF Quant Small-Cap Equity Fund	112,722,856
7,185,310		TIAA-CREF Quant Small/Mid-Cap Equity Fund	85,074,066
		TOTAL U.S. EQUITY	2,059,505,510

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,419,446,238
		(Cost $4,280,735,404)

		TOTAL INVESTMENTS - 99.3%	4,419,446,238
		(Cost $4,280,735,404)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	31,066,031
		NET ASSETS - 100.0%	$4,450,512,269

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $197,434,902 or 4.4% of net assets.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.4%[a]

DIRECT REAL ESTATE - 4.4%
17,692,616	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/25/19; cost $188,061,064)	$200,988,112
		TOTAL DIRECT REAL ESTATE	200,988,112

FIXED INCOME - 20.3%
47,731,920		TIAA-CREF Bond Fund	483,524,354
29,347,532		TIAA-CREF Bond Plus Fund	299,638,297
5,692,861		TIAA-CREF Emerging Markets Debt Fund	54,993,035
3,637,456		TIAA-CREF High-Yield Fund	34,774,081
4,917,152		TIAA-CREF International Bond Fund	48,089,750
		TOTAL FIXED INCOME	921,019,517

INTERNATIONAL EQUITY - 22.2%
16,239,397		TIAA-CREF Emerging Markets Equity Fund	182,693,215
20,988,242		TIAA-CREF International Equity Fund	220,376,538
17,391,528		TIAA-CREF International Opportunities Fund	217,394,097
35,548,735		TIAA-CREF Quant International Equity Fund	249,196,630
13,523,410		TIAA-CREF Quant International Small-Cap Equity Fund	135,775,041
		TOTAL INTERNATIONAL EQUITY	1,005,435,521

U.S. EQUITY - 52.5%
36,418,226		TIAA-CREF Growth & Income Fund	497,108,779
22,126,926		TIAA-CREF Large-Cap Growth Fund	442,317,244
27,081,814		TIAA-CREF Large-Cap Value Fund	439,808,667
28,513,771		TIAA-CREF Quant Large-Cap Growth Fund	383,225,083
39,065,958		TIAA-CREF Quant Large-Cap Value Fund	385,581,001
7,782,130		TIAA-CREF Quant Small-Cap Equity Fund	129,961,567
8,279,413		TIAA-CREF Quant Small/Mid-Cap Equity Fund	98,028,246
		TOTAL U.S. EQUITY	2,376,030,587

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,503,473,737
		(Cost $4,310,820,229)

		TOTAL INVESTMENTS - 99.4%	4,503,473,737
		(Cost $4,310,820,229)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	28,172,652
		NET ASSETS - 100.0%	$4,531,646,389

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $200,988,112 or 4.4% of net assets.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 4.4%
21,315,853	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/25/19; cost $226,585,797)	$242,148,094
		TOTAL DIRECT REAL ESTATE	242,148,094

FIXED INCOME - 11.6%
32,750,003		TIAA-CREF Bond Fund	331,757,535
20,084,691		TIAA-CREF Bond Plus Fund	205,064,695
4,507,703		TIAA-CREF Emerging Markets Debt Fund	43,544,410
1,883,530		TIAA-CREF High-Yield Fund	18,006,551
3,373,400		TIAA-CREF International Bond Fund	32,991,848
		TOTAL FIXED INCOME	631,365,039

INTERNATIONAL EQUITY - 24.8%
21,761,743		TIAA-CREF Emerging Markets Equity Fund	244,819,605
28,030,582		TIAA-CREF International Equity Fund	294,321,113
23,534,317		TIAA-CREF International Opportunities Fund	294,178,960
48,091,258		TIAA-CREF Quant International Equity Fund	337,119,721
18,093,813		TIAA-CREF Quant International Small-Cap Equity Fund	181,661,879
		TOTAL INTERNATIONAL EQUITY	1,352,101,278

U.S. EQUITY - 58.7%
49,049,225		TIAA-CREF Growth & Income Fund	669,521,921
29,808,698		TIAA-CREF Large-Cap Growth Fund	595,875,880
36,436,759		TIAA-CREF Large-Cap Value Fund	591,732,973
38,332,239		TIAA-CREF Quant Large-Cap Growth Fund	515,185,297
52,545,970		TIAA-CREF Quant Large-Cap Value Fund	518,628,725
10,485,238		TIAA-CREF Quant Small-Cap Equity Fund	175,103,468
11,134,534		TIAA-CREF Quant Small/Mid-Cap Equity Fund	131,832,878
		TOTAL U.S. EQUITY	3,197,881,142

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,423,495,553
		(Cost $5,137,180,865)

		TOTAL INVESTMENTS - 99.5%	5,423,495,553
		(Cost $5,137,180,865)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	27,130,803
		NET ASSETS - 100.0%	$5,450,626,356

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $242,148,094 or 4.4% of net assets.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 4.4%
11,838,469	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/25/19; cost $126,307,188)	$134,485,006
		TOTAL DIRECT REAL ESTATE	134,485,006

FIXED INCOME - 5.0%
7,858,014		TIAA-CREF Bond Fund	79,601,683
4,862,805		TIAA-CREF Bond Plus Fund	49,649,239
1,339,255		TIAA-CREF Emerging Markets Debt Fund	12,937,207
210,202		TIAA-CREF High-Yield Fund	2,009,526
810,845		TIAA-CREF International Bond Fund	7,930,062
		TOTAL FIXED INCOME	152,127,717

INTERNATIONAL EQUITY - 26.8%
12,990,915		TIAA-CREF Emerging Markets Equity Fund	146,147,790
16,893,060		TIAA-CREF International Equity Fund	177,377,128
14,072,655		TIAA-CREF International Opportunities Fund	175,908,193
28,969,052		TIAA-CREF Quant International Equity Fund	203,073,054
10,899,984		TIAA-CREF Quant International Small-Cap Equity Fund	109,435,839
		TOTAL INTERNATIONAL EQUITY	811,942,004

U.S. EQUITY - 63.3%
29,303,862		TIAA-CREF Growth & Income Fund	399,997,713
17,860,179		TIAA-CREF Large-Cap Growth Fund	357,024,978
21,829,889		TIAA-CREF Large-Cap Value Fund	354,517,401
22,999,289		TIAA-CREF Quant Large-Cap Growth Fund	309,110,449
31,556,356		TIAA-CREF Quant Large-Cap Value Fund	311,461,236
6,291,266		TIAA-CREF Quant Small-Cap Equity Fund	105,064,141
6,714,112		TIAA-CREF Quant Small/Mid-Cap Equity Fund	79,495,082
		TOTAL U.S. EQUITY	1,916,671,000

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,015,225,727
		(Cost $2,714,258,017)

		TOTAL INVESTMENTS - 99.5%	3,015,225,727
		(Cost $2,714,258,017)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	15,161,655
		NET ASSETS - 100.0%	$3,030,387,382

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $134,485,006 or 4.4% of net assets.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 4.4%
7,853,575	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/25/19; cost $83,919,954)	$89,216,617
		TOTAL DIRECT REAL ESTATE	89,216,617

FIXED INCOME - 3.8%
3,927,568		TIAA-CREF Bond Fund	39,786,261
2,436,941		TIAA-CREF Bond Plus Fund	24,881,171
642,502		TIAA-CREF Emerging Markets Debt Fund	6,206,570
134,654		TIAA-CREF High-Yield Fund	1,287,289
405,789		TIAA-CREF International Bond Fund	3,968,616
		TOTAL FIXED INCOME	76,129,907

INTERNATIONAL EQUITY - 27.2%
8,722,116		TIAA-CREF Emerging Markets Equity Fund	98,123,810
11,348,898		TIAA-CREF International Equity Fund	119,163,426
9,458,322		TIAA-CREF International Opportunities Fund	118,229,028
19,498,819		TIAA-CREF Quant International Equity Fund	136,686,724
7,331,944		TIAA-CREF Quant International Small-Cap Equity Fund	73,612,718
		TOTAL INTERNATIONAL EQUITY	545,815,706

U.S. EQUITY - 64.1%
19,704,394		TIAA-CREF Growth & Income Fund	268,964,978
12,013,894		TIAA-CREF Large-Cap Growth Fund	240,157,742
14,677,829		TIAA-CREF Large-Cap Value Fund	238,367,939
15,447,973		TIAA-CREF Quant Large-Cap Growth Fund	207,620,764
21,179,981		TIAA-CREF Quant Large-Cap Value Fund	209,046,417
4,226,058		TIAA-CREF Quant Small-Cap Equity Fund	70,575,174
4,502,798		TIAA-CREF Quant Small/Mid-Cap Equity Fund	53,313,124
		TOTAL U.S. EQUITY	1,288,046,138

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,999,208,368
		(Cost $1,821,959,609)

		TOTAL INVESTMENTS - 99.5%	1,999,208,368
		(Cost $1,821,959,609)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	10,724,305
		NET ASSETS - 100.0%	$2,009,932,673

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $89,216,617 or 4.4% of net assets.

10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.3%[a]

DIRECT REAL ESTATE - 4.4%
2,644,968	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/25/19; cost $28,458,908)	$30,046,835
		TOTAL DIRECT REAL ESTATE	30,046,835

FIXED INCOME - 2.6%
915,549		TIAA-CREF Bond Fund	9,274,509
568,187		TIAA-CREF Bond Plus Fund	5,801,188
136,681		TIAA-CREF Emerging Markets Debt Fund	1,320,339
44,182		TIAA-CREF High-Yield Fund	422,377
92,414		TIAA-CREF International Bond Fund	903,806
		TOTAL FIXED INCOME	17,722,219

INTERNATIONAL EQUITY - 27.5%
2,976,701		TIAA-CREF Emerging Markets Equity Fund	33,487,885
3,885,490		TIAA-CREF International Equity Fund	40,797,644
3,223,014		TIAA-CREF International Opportunities Fund	40,287,671
6,655,556		TIAA-CREF Quant International Equity Fund	46,655,448
2,504,914		TIAA-CREF Quant International Small-Cap Equity Fund	25,149,333
		TOTAL INTERNATIONAL EQUITY	186,377,981

U.S. EQUITY - 64.8%
6,739,439		TIAA-CREF Growth & Income Fund	91,993,348
4,097,160		TIAA-CREF Large-Cap Growth Fund	81,902,227
5,017,861		TIAA-CREF Large-Cap Value Fund	81,490,058
5,274,933		TIAA-CREF Quant Large-Cap Growth Fund	70,895,100
7,239,407		TIAA-CREF Quant Large-Cap Value Fund	71,452,947
1,446,842		TIAA-CREF Quant Small-Cap Equity Fund	24,162,255
1,538,442		TIAA-CREF Quant Small/Mid-Cap Equity Fund	18,215,155
		TOTAL U.S. EQUITY	440,111,090

		TOTAL AFFILIATED INVESTMENT COMPANIES	674,258,125
		(Cost $646,096,233)

		TOTAL INVESTMENTS - 99.3%	674,258,125
		(Cost $646,096,233)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	4,600,580
		NET ASSETS - 100.0%	$678,858,705

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $30,046,835 or 4.4% of net assets.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 98.3%[a]

DIRECT REAL ESTATE - 4.4%
444,608	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/25/19; cost $4,807,936)	$5,050,744
		TOTAL DIRECT REAL ESTATE	5,050,744

FIXED INCOME - 1.4%
84,383		TIAA-CREF Bond Fund	854,795
51,908		TIAA-CREF Bond Plus Fund	529,986
8,025		TIAA-CREF Emerging Markets Debt Fund	77,519
8,535		TIAA-CREF High-Yield Fund	81,599
8,693		TIAA-CREF International Bond Fund	85,015
		TOTAL FIXED INCOME	1,628,914

INTERNATIONAL EQUITY - 27.5%
505,410		TIAA-CREF Emerging Markets Equity Fund	5,685,864
663,664		TIAA-CREF International Equity Fund	6,968,471
548,790		TIAA-CREF International Opportunities Fund	6,859,879
1,138,310		TIAA-CREF Quant International Equity Fund	7,979,552
427,845		TIAA-CREF Quant International Small-Cap Equity Fund	4,295,568
		TOTAL INTERNATIONAL EQUITY	31,789,334

U.S. EQUITY - 65.0%
1,145,244		TIAA-CREF Growth & Income Fund	15,632,582
699,568		TIAA-CREF Large-Cap Growth Fund	13,984,361
856,927		TIAA-CREF Large-Cap Value Fund	13,916,502
904,073		TIAA-CREF Quant Large-Cap Growth Fund	12,150,738
1,237,760		TIAA-CREF Quant Large-Cap Value Fund	12,216,690
246,921		TIAA-CREF Quant Small-Cap Equity Fund	4,123,585
262,487		TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,107,846
		TOTAL U.S. EQUITY	75,132,304

		TOTAL AFFILIATED INVESTMENT COMPANIES	113,601,296
		(Cost $113,782,160)

		TOTAL INVESTMENTS - 98.3%	113,601,296
		(Cost $113,782,160)
		OTHER ASSETS & LIABILITIES, NET - 1.7%	1,953,307
		NET ASSETS - 100.0%	$115,554,603

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/19, the total value of this security amounted to $5,050,744 or 4.4% of net assets.
12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to October 1, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the schedule of investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the schedules of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for the November 30, 2018 semi-annual report. This implementation did not have a material impact on the Funds’ notes disclosures. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of February 28, 2019, based on the inputs used to value them:

14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$500,978,423	$—	$—	$—	$500,978,423
TIAA-CREF Real Property Fund LP	—	—	—	23,477,786	23,477,786
Total	$500,978,423	$—	$—	$23,477,786	$524,456,209
Lifecycle 2010
Registered investment companies	$1,147,902,915	$—	$—	$—	$1,147,902,915
TIAA-CREF Real Property Fund LP	—	—	—	53,836,774	53,836,774
Total	$1,147,902,915	$—	$—	$53,836,774	$1,201,739,689
Lifecycle 2015
Registered investment companies	$1,763,663,461	$—	$—	$—	$1,763,663,461
TIAA-CREF Real Property Fund LP	—	—	—	82,589,391	82,589,391
Total	$1,763,663,461	$—	$—	$82,589,391	$1,846,252,852
Lifecycle 2020
Registered investment companies	$3,580,606,761	$—	$—	$—	$3,580,606,761
TIAA-CREF Real Property Fund LP	—	—	—	167,785,726	167,785,726
Total	$3,580,606,761	$—	$—	$167,785,726	$3,748,392,487
Lifecycle 2025
Registered investment companies	$4,248,793,999	$—	$—	$—	$4,248,793,999
TIAA-CREF Real Property Fund LP	—	—	—	198,832,560	198,832,560
Total	$4,248,793,999	$—	$—	$198,832,560	$4,447,626,559
Lifecycle 2030
Registered investment companies	$4,222,011,336	$—	$—	$—	$4,222,011,336
TIAA-CREF Real Property Fund LP	—	—	—	197,434,902	197,434,902
Total	$4,222,011,336	$—	$—	$197,434,902	$4,419,446,238
Lifecycle 2035
Registered investment companies	$4,302,485,625	$—	$—	$—	$4,302,485,625
TIAA-CREF Real Property Fund LP	—	—	—	200,988,112	200,988,112
Total	$4,302,485,625	$—	$—	$200,988,112	$4,503,473,737
Lifecycle 2040
Registered investment companies	$5,181,347,459	$—	$—	$—	$5,181,347,459
TIAA-CREF Real Property Fund LP	—	—	—	242,148,094	242,148,094
Total	$5,181,347,459	$—	$—	$242,148,094	$5,423,495,553
Lifecycle 2045
Registered investment companies	$2,880,740,721	$—	$—	$—	$2,880,740,721
TIAA-CREF Real Property Fund LP	—	—	—	134,485,006	134,485,006
Total	$2,880,740,721	$—	$—	$134,485,006	$3,015,225,727
Lifecycle 2050
Registered investment companies	$1,909,991,751	$—	$—	$—	$1,909,991,751
TIAA-CREF Real Property Fund LP	—	—	—	89,216,617	89,216,617
Total	$1,909,991,751	$—	$—	$89,216,617	$1,999,208,368
Lifecycle 2055
Registered investment companies	$644,211,290	$—	$—	$—	$644,211,290
TIAA-CREF Real Property Fund LP	—	—	—	30,046,835	30,046,835
Total	$644,211,290	$—	$—	$30,046,835	$674,258,125
Lifecycle 2060
Registered investment companies	$108,550,552	$—	$—	$—	$108,550,552
TIAA-CREF Real Property Fund LP	—	—	—	5,050,744	5,050,744
Total	$108,550,552	$—	$—	$5,050,744	$113,601,296

a  In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.

15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP and in the Class W shares of the affiliated TIAA-CREF Funds. On September 28, 2018, the Funds exchanged Institutional Class shares of the affiliated TIAA-CREF Funds for Class W shares of the affiliated TIAA-CREF Funds. These exchanges did not have an impact and are not included in the following tables (see Note 1 for details). Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	2/28/19
Lifecycle Retirement Income Fund
TIAA-CREF Funds:
Bond	$110,889	$17,047	$18,990	$(582)	$812	$2,825	$109,176
Bond Plus	71,084	7,615	11,174	(532)	700	1,876	67,693
Emerging Markets Debt	10,283	3,062	2,149	(133)	123	494	11,186
Emerging Markets Equity	10,698	4,085	3,135	221	(463)	79	11,015
Growth & Income	29,041	6,887	6,338	2,881	(2,696)	291	27,833
High-Yield	10,893	1,113	2,928	(12)	26	431	9,092
Inflation-Linked Bond	54,602	6,152	7,927	(64)	(864)	1,406	51,899
International Bond	9,195	3,911	2,171	(32)	(50)	437	10,853
International Equity	12,966	4,329	2,367	503	(2,602)	282	12,282
International Opportunities	12,773	2,608	2,216	36	(1,060)	171	12,141
Large-Cap Growth	27,393	7,548	8,782	4,487	(3,361)	156	24,712
Large-Cap Value	24,537	8,773	5,567	2,339	(3,388)	479	24,628
Quant International Equity	17,578	3,199	5,400	667	(2,284)	493	13,139
Quant International Small-Cap Equity	8,507	1,834	1,257	27	(1,288)	229	7,608
Quant Large-Cap Growth	23,854	5,551	6,917	2,581	(2,147)	257	21,448
Quant Large-Cap Value	21,504	6,003	5,643	853	(677)	507	21,542
Quant Small-Cap Equity	8,374	2,549	2,601	1,343	(1,365)	58	7,279
Quant Small/Mid-Cap Equity	6,191	1,576	1,890	677	(534)	48	5,505
Short-Term Bond	57,257	7,550	12,931	(67)	138	1,119	51,947
TIAA-CREF Real Property Fund LPa	18,923	6,294	2,514	33	742	529	23,478
	$546,542	$107,686	$112,897	$15,226	$(20,238)	$12,167	$524,456
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$251,589	$34,957	$38,955	$(1,120)	$1,786	$6,354	$248,257
Bond Plus	161,327	12,056	19,913	(816)	1,282	4,218	153,936
Emerging Markets Debt	23,319	6,908	4,772	(316)	315	1,111	25,454
Emerging Markets Equity	25,722	7,947	6,100	850	(1,404)	189	26,079
Growth & Income	70,494	14,148	14,206	6,636	(6,166)	695	66,237
High-Yield	24,642	1,974	5,999	(169)	203	971	20,651
Inflation-Linked Bond	114,639	13,380	13,906	(213)	(1,669)	2,960	112,231
International Bond	20,803	8,230	4,184	(69)	(107)	990	24,673
International Equity	31,414	9,254	5,123	1,058	(6,059)	678	29,229
International Opportunities	30,981	5,164	4,839	126	(2,564)	413	28,868
Large-Cap Growth	66,384	15,441	19,556	12,940	(10,248)	373	58,831
Large-Cap Value	59,555	18,722	12,196	5,414	(7,934)	1,149	58,603
Quant International Equity	42,315	6,231	11,774	1,901	(5,727)	1,187	31,450
Quant International Small-Cap Equity	20,611	4,044	3,003	204	(3,210)	552	18,130
Quant Large-Cap Growth	57,894	10,952	15,248	6,797	(5,715)	618	51,133
Quant Large-Cap Value	52,128	11,461	11,442	1,782	(1,350)	1,217	51,384
Quant Small-Cap Equity	20,327	5,785	6,301	3,468	(3,503)	138	17,327
Quant Small/Mid-Cap Equity	15,019	3,350	4,413	1,815	(1,466)	115	13,070
Short-Term Bond	120,585	15,075	23,471	13	158	2,367	112,360
TIAA-CREF Real Property Fund LPa	43,476	14,763	6,156	30	1,724	1,200	53,837
	$1,253,224	$219,842	$231,557	$40,331	$(51,654)	$27,495	$1,201,740
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	2/28/19
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$377,792	$53,037	$60,362	$(3,584)	$4,523	$9,478	$371,406
Bond Plus	242,603	15,521	28,626	(1,464)	2,115	6,299	230,149
Emerging Markets Debt	35,198	10,186	7,114	(433)	421	1,658	38,258
Emerging Markets Equity	44,310	12,090	9,119	520	(1,516)	319	44,702
Growth & Income	122,720	22,028	22,338	11,116	(10,189)	1,206	115,290
High-Yield	37,143	2,357	8,767	(484)	547	1,443	30,796
Inflation-Linked Bond	138,161	16,372	16,437	(1,306)	(961)	3,560	135,829
International Bond	31,114	12,561	6,508	(166)	(85)	1,460	36,916
International Equity	54,832	12,532	5,517	1,332	(9,901)	1,169	51,012
International Opportunities	53,894	7,899	7,045	75	(4,281)	710	50,542
Large-Cap Growth	115,828	24,128	31,525	16,948	(12,138)	645	102,634
Large-Cap Value	103,864	29,591	18,606	8,544	(12,778)	1,982	102,066
Quant International Equity	72,695	8,911	17,079	116	(6,596)	2,048	55,467
Quant International Small-Cap Equity	35,885	5,989	4,260	342	(5,569)	952	31,497
Quant Large-Cap Growth	100,912	17,693	25,561	9,946	(7,982)	1,065	88,889
Quant Large-Cap Value	90,874	18,556	18,786	2,241	(1,450)	2,107	89,366
Quant Small-Cap Equity	35,460	8,845	9,914	3,977	(3,983)	238	30,163
Quant Small/Mid-Cap Equity	26,185	5,152	7,116	3,003	(2,353)	198	22,742
Short-Term Bond	147,712	19,669	31,634	(383)	576	2,864	135,940
TIAA-CREF Real Property Fund LPa	67,051	21,201	8,347	227	2,457	1,838	82,589
	$1,934,233	$324,318	$344,661	$50,567	$(69,143)	$41,239	$1,846,253
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$696,335	$117,291	$103,172	$(5,906)	$7,800	$17,785	$712,348
Bond Plus	448,046	39,538	47,167	(2,583)	3,871	11,825	441,705
Emerging Markets Debt	64,775	21,489	12,515	(760)	821	3,118	73,810
Emerging Markets Equity	99,742	26,985	18,811	1,873	(4,004)	725	102,191
Growth & Income	279,519	45,127	40,309	25,868	(23,778)	2,761	267,935
High-Yield	68,670	5,926	16,167	(771)	885	2,683	58,543
Inflation-Linked Bond	196,935	29,329	21,810	(1,897)	(1,367)	5,149	201,190
International Bond	56,480	25,733	10,903	(276)	(206)	2,765	70,828
International Equity	124,616	30,223	11,622	3,288	(23,056)	2,693	118,231
International Opportunities	122,735	17,498	13,717	333	(9,982)	1,633	116,867
Large-Cap Growth	263,630	53,676	65,649	38,055	(27,138)	1,491	238,037
Large-Cap Value	236,335	65,310	34,959	20,288	(30,146)	4,568	237,120
Quant International Equity	163,323	19,035	31,344	2,024	(16,713)	4,710	130,390
Quant International Small-Cap Equity	81,733	12,129	6,742	1,019	(12,963)	2,194	73,127
Quant Large-Cap Growth	229,657	34,849	48,466	22,018	(17,586)	2,449	206,402
Quant Large-Cap Value	206,888	36,890	33,142	4,895	(3,167)	4,853	207,599
Quant Small-Cap Equity	80,767	19,303	20,162	9,468	(9,534)	548	70,114
Quant Small/Mid-Cap Equity	59,622	11,107	14,482	6,755	(5,303)	456	52,793
Short-Term Bond	215,556	36,030	50,491	(563)	844	4,207	201,376
TIAA-CREF Real Property Fund LPa	132,820	41,122	11,514	346	5,012	3,674	167,786
	$3,828,184	$688,590	$613,144	$123,474	$(165,710)	$80,287	$3,748,392
17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	2/28/19
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$685,293	$151,953	$109,162	$(6,344)	$8,347	$17,968	$730,087
Bond Plus	443,692	58,993	51,298	(3,421)	4,735	11,972	452,701
Emerging Markets Debt	64,386	24,457	11,619	(959)	1,079	3,221	77,344
Emerging Markets Equity	131,483	38,859	21,704	2,673	(5,518)	995	140,861
Growth & Income	373,311	64,703	38,228	33,418	(31,096)	3,802	376,354
High-Yield	67,987	9,355	18,882	(1,183)	1,247	2,665	58,524
Inflation-Linked Bond	137,113	29,907	14,020	(1,368)	(979)	3,738	150,653
International Bond	53,631	30,718	11,298	(327)	(165)	2,811	72,559
International Equity	166,279	43,909	9,746	5,066	(32,279)	3,749	165,962
International Opportunities	164,070	25,694	11,770	(335)	(12,983)	2,273	164,676
Large-Cap Growth	352,302	69,628	67,436	51,361	(37,006)	2,080	334,630
Large-Cap Value	315,407	90,383	31,592	28,691	(42,861)	6,375	332,525
Quant International Equity	214,991	30,996	32,375	3,720	(23,611)	6,549	185,467
Quant International Small-Cap Equity	109,094	18,661	6,304	1,668	(18,074)	3,053	102,193
Quant Large-Cap Growth	306,993	47,830	51,473	28,286	(22,380)	3,409	289,671
Quant Large-Cap Value	276,500	51,684	32,502	6,520	(4,512)	6,746	291,066
Quant Small-Cap Equity	107,900	25,676	21,430	13,443	(13,586)	766	98,423
Quant Small/Mid-Cap Equity	79,629	13,487	13,922	8,631	(6,721)	636	74,254
Short-Term Bond	158,662	38,678	46,693	(402)	599	3,138	150,844
TIAA-CREF Real Property Fund LPa	151,444	46,937	5,794	152	6,094	4,286	198,833
	$4,360,167	$912,508	$607,248	$169,290	$(229,670)	$90,232	$4,447,627
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$596,582	$144,825	$130,921	$(6,102)	$7,584	$15,185	$611,968
Bond Plus	375,215	58,207	55,115	(3,478)	4,460	10,045	379,289
Emerging Markets Debt	54,445	24,136	12,250	(971)	1,051	2,757	66,411
Emerging Markets Equity	148,981	41,880	22,019	3,408	(6,665)	1,126	160,008
Growth & Income	425,933	69,760	36,966	37,552	(35,009)	4,335	431,876
High-Yield	57,486	9,729	19,885	(1,338)	1,355	2,167	47,347
Inflation-Linked Bond	49,811	18,346	4,756	(203)	(678)	1,449	62,520
International Bond	42,673	30,127	11,477	(321)	(97)	2,345	60,905
International Equity	189,756	49,321	9,585	6,644	(37,785)	4,282	190,052
International Opportunities	187,367	29,295	11,982	(316)	(14,922)	2,597	189,442
Large-Cap Growth	402,224	71,418	67,016	59,949	(43,806)	2,375	383,690
Large-Cap Value	359,976	94,200	25,742	33,331	(49,686)	7,288	380,641
Quant International Equity	242,877	33,146	29,355	4,834	(27,400)	7,473	214,684
Quant International Small-Cap Equity	124,507	21,835	7,065	1,978	(20,734)	3,488	117,262
Quant Large-Cap Growth	350,319	51,322	54,105	33,267	(26,461)	3,895	331,965
Quant Large-Cap Value	315,520	56,122	32,877	8,452	(6,118)	7,702	333,537
Quant Small-Cap Equity	123,118	26,314	20,947	15,334	(15,512)	879	112,723
Quant Small/Mid-Cap Equity	90,870	14,032	14,050	9,661	(7,578)	730	85,074
Short-Term Bond	49,772	49,415	36,661	(104)	195	1,210	62,617
TIAA-CREF Real Property Fund LPa	150,742	41,882	1,371	69	6,113	4,249	197,435
	$4,338,174	$935,312	$604,145	$201,646	$(271,693)	$85,577	$4,419,446
18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	2/28/19
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$455,523	$129,315	$102,282	$(5,557)	$6,525	$11,877	$483,524
Bond Plus	287,758	61,742	50,587	(3,338)	4,063	7,833	299,638
Emerging Markets Debt	41,767	23,449	10,342	(871)	990	2,238	54,993
Emerging Markets Equity	168,581	49,272	24,784	3,309	(7,318)	1,285	182,693
Growth & Income	485,428	74,092	30,998	40,323	(37,857)	4,991	497,109
High-Yield	44,013	9,679	18,890	(1,287)	1,259	1,589	34,774
International Bond	28,490	29,781	9,865	(291)	(25)	1,821	48,090
International Equity	216,192	57,129	7,387	7,198	(43,186)	4,937	220,377
International Opportunities	213,489	34,281	12,566	(1,129)	(16,681)	3,000	217,394
Large-Cap Growth	458,474	78,891	68,541	66,482	(47,920)	2,739	442,317
Large-Cap Value	410,253	107,678	22,664	37,865	(57,079)	8,402	439,809
Quant International Equity	274,552	38,501	27,145	5,784	(31,655)	8,601	249,197
Quant International Small-Cap Equity	141,819	26,248	6,798	2,046	(23,784)	4,021	135,775
Quant Large-Cap Growth	399,246	54,413	52,077	37,126	(29,684)	4,491	383,225
Quant Large-Cap Value	359,614	58,688	26,497	9,455	(6,964)	8,876	385,581
Quant Small-Cap Equity	140,362	29,170	21,206	17,854	(18,291)	1,011	129,962
Quant Small/Mid-Cap Equity	103,573	15,010	13,874	11,064	(8,685)	842	98,028
TIAA-CREF Real Property Fund LPa	152,406	43,137	838	88	6,195	4,319	200,988
	$4,381,540	$920,476	$507,341	$226,121	$(310,097)	$82,873	$4,503,474
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$313,349	$119,843	$101,955	$(4,603)	$5,124	$8,088	$331,758
Bond Plus	200,680	56,251	52,198	(3,168)	3,500	5,384	205,065
Emerging Markets Debt	29,168	23,358	9,163	(739)	920	1,723	43,544
Emerging Markets Equity	228,805	66,182	35,653	4,100	(10,105)	1,717	244,820
Growth & Income	662,582	90,484	40,544	56,360	(53,651)	6,759	669,522
High-Yield	30,644	8,694	21,265	(1,790)	1,723	861	18,006
International Bond	10,593	32,540	9,941	(255)	55	1,220	32,992
International Equity	295,139	72,862	11,582	9,141	(58,332)	6,660	294,321
International Opportunities	291,316	45,960	18,640	(1,112)	(23,345)	4,051	294,179
Large-Cap Growth	625,731	97,370	90,847	93,893	(69,459)	3,696	595,876
Large-Cap Value	559,939	132,918	25,742	52,309	(78,819)	11,329	591,733
Quant International Equity	372,447	49,978	35,539	7,889	(43,037)	11,600	337,120
Quant International Small-Cap Equity	193,609	33,777	11,037	2,586	(32,207)	5,423	181,662
Quant Large-Cap Growth	544,917	65,885	70,584	52,076	(42,317)	6,057	515,185
Quant Large-Cap Value	490,805	74,559	38,076	14,322	(11,228)	11,970	518,629
Quant Small-Cap Equity	191,474	37,008	28,256	24,925	(25,798)	1,367	175,103
Quant Small/Mid-Cap Equity	141,365	18,102	18,478	15,291	(12,222)	1,136	131,833
TIAA-CREF Real Property Fund LPa	186,999	50,123	2,580	228	7,378	5,231	242,148
	$5,369,562	$1,075,894	$622,080	$321,453	$(441,820)	$94,272	$5,423,496
19

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	2/28/19
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$82,483	$41,290	$44,170	$(1,989)	$1,988	$1,999	$79,602
Bond Plus	54,554	18,276	23,137	(845)	801	1,364	49,649
Emerging Markets Debt	7,930	8,509	3,559	(144)	201	511	12,937
Emerging Markets Equity	127,388	42,681	16,157	2,879	(5,670)	1,004	146,148
Growth & Income	368,870	67,187	10,464	26,627	(25,429)	3,894	399,998
High-Yield	8,358	2,265	8,555	507	(565)	135	2,010
International Bond	2,584	9,814	4,414	(71)	17	289	7,930
International Equity	164,388	56,305	7,614	5,361	(33,476)	3,915	177,377
International Opportunities	162,243	35,726	8,153	(1,256)	(12,652)	2,373	175,908
Large-Cap Growth	348,409	66,812	36,866	39,370	(25,111)	2,163	357,025
Large-Cap Value	312,139	93,733	7,068	28,172	(43,785)	6,647	354,518
Quant International Equity	201,571	43,761	13,560	5,769	(25,893)	6,804	203,073
Quant International Small-Cap Equity	107,792	25,385	3,799	1,736	(18,681)	3,209	109,436
Quant Large-Cap Growth	303,356	47,406	26,755	21,986	(16,525)	3,544	309,110
Quant Large-Cap Value	273,259	54,794	11,352	7,646	(6,010)	7,003	311,461
Quant Small-Cap Equity	106,664	24,450	11,458	14,140	(14,519)	801	105,064
Quant Small/Mid-Cap Equity	78,698	12,754	6,654	7,533	(5,682)	665	79,495
TIAA-CREF Real Property Fund LPa	97,818	33,523	948	99	3,993	2,820	134,485
	$2,808,504	$684,671	$244,683	$157,520	$(226,998)	$49,140	$3,015,226
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	42,000	$25,207	$27,406	$(1,016)	$1,001	$1,001	$39,786
Bond Plus	28,298	10,502	13,875	(479)	435	691	24,881
Emerging Markets Debt	4,113	3,955	1,870	(67)	75	250	6,206
Emerging Markets Equity	84,616	30,438	11,903	1,835	(3,546)	669	98,124
Growth & Income	245,104	47,788	6,865	17,772	(16,964)	2,590	268,965
High-Yield	4,314	1,202	4,196	245	(278)	82	1,287
International Bond	1,663	4,976	2,647	(45)	22	138	3,969
International Equity	109,306	38,443	4,863	3,661	(22,316)	2,615	119,163
International Opportunities	107,777	25,544	5,928	(836)	(8,328)	1,585	118,229
Large-Cap Growth	231,500	47,426	24,629	26,285	(16,686)	1,443	240,158
Large-Cap Value	207,625	66,818	6,669	18,767	(29,044)	4,434	238,368
Quant International Equity	132,722	31,430	8,367	3,996	(17,354)	4,555	136,687
Quant International Small-Cap Equity	71,612	17,585	2,329	1,266	(12,521)	2,141	73,613
Quant Large-Cap Growth	201,626	34,315	18,432	14,714	(11,029)	2,363	207,621
Quant Large-Cap Value	181,566	36,842	5,922	4,995	(3,850)	4,669	209,046
Quant Small-Cap Equity	70,871	16,544	7,160	9,566	(9,776)	534	70,575
Quant Small/Mid-Cap Equity	52,294	8,939	4,411	4,930	(3,668)	443	53,313
TIAA-CREF Real Property Fund LPa	64,121	23,013	604	63	2,624	1,853	89,217
	$1,841,128	$470,967	$158,076	$105,652	$(151,203)	$32,056	$1,999,208
20

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	2/28/19
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$9,151	$8,386	$8,257	$(221)	$216	$225	$9,275
Bond Plus	6,373	3,505	4,060	(137)	120	157	5,801
Emerging Markets Debt	924	961	561	(21)	17	53	1,320
Emerging Markets Equity	26,170	11,564	2,783	627	(989)	222	33,488
Growth & Income	75,617	23,857	1,803	5,833	(5,570)	841	91,993
High-Yield	980	379	928	39	(48)	24	422
International Bond	508	1,248	847	(10)	5	30	904
International Equity	33,892	15,606	1,035	1,327	(7,306)	870	40,798
International Opportunities	33,247	11,961	2,052	(259)	(2,609)	529	40,288
Large-Cap Growth	71,396	21,702	6,522	8,245	(5,044)	479	81,902
Large-Cap Value	64,055	29,004	1,859	6,171	(9,527)	1,473	81,490
Quant International Equity	40,620	14,655	2,417	1,318	(5,609)	1,516	46,656
Quant International Small-Cap Equity	22,180	7,700	487	486	(4,065)	712	25,149
Quant Large-Cap Growth	62,202	16,841	4,761	4,554	(3,432)	785	70,895
Quant Large-Cap Value	55,982	17,511	869	1,501	(1,149)	1,552	71,453
Quant Small-Cap Equity	21,861	6,949	1,489	3,083	(3,098)	177	24,162
Quant Small/Mid-Cap Equity	16,137	4,021	793	1,555	(1,121)	147	18,215
TIAA-CREF Real Property Fund LPa	19,504	9,762	79	8	852	595	30,047
	$560,799	$205,612	$41,602	$34,099	$(48,357)	$10,387	$674,258
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$954	$1,708	$1,804	$(15)	$12	$23	$855
Bond Plus	710	809	985	(16)	12	16	530
Emerging Markets Debt	103	117	140	(5)	2	4	77
Emerging Markets Equity	4,588	2,748	1,376	(23)	(45)	42	5,686
Growth & Income	13,072	6,231	2,502	900	(955)	153	15,632
High-Yield	109	113	138	(2)	—	4	82
International Bond	84	188	186	(2)	1	3	85
International Equity	5,898	3,909	1,409	(20)	(1,094)	163	6,968
International Opportunities	5,784	3,048	1,425	(152)	(395)	99	6,860
Large-Cap Growth	12,329	5,671	3,019	1,287	(809)	90	13,984
Large-Cap Value	11,074	7,298	2,571	811	(1,503)	276	13,917
Quant International Equity	7,021	3,825	1,702	35	(842)	285	7,979
Quant International Small-Cap Equity	3,864	2,076	861	(104)	(555)	133	4,295
Quant Large-Cap Growth	10,741	4,860	2,729	710	(586)	147	12,151
Quant Large-Cap Value	9,668	5,037	2,194	142	(151)	291	12,217
Quant Small-Cap Equity	3,775	1,931	956	454	(491)	33	4,124
Quant Small/Mid-Cap Equity	2,786	1,241	674	244	(192)	28	3,108
TIAA-CREF Real Property Fund LPa	3,310	1,977	388	2	150	105	5,051
	$95,870	$52,787	$25,059	$4,246	$(7,441)	$1,895	$113,601

^ Some amounts represent less than $1,000.

a Restricted security.

21

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4 —investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedule of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At February 28, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$503,179	$25,387	$(4,110)	$21,277
Lifecycle 2010	1,099,947	105,333	(3,540)	101,793
Lifecycle 2015	1,856,642	43,685	(54,074)	(10,389)
Lifecycle 2020	3,727,055	111,970	(90,633)	21,337
Lifecycle 2025	4,382,250	162,261	(96,884)	65,377
Lifecycle 2030	4,309,234	198,853	(88,641)	110,212
Lifecycle 2035	4,340,598	242,171	(79,295)	162,876
Lifecycle 2040	5,174,523	337,338	(88,365)	248,973
Lifecycle 2045	2,753,853	270,594	(9,221)	261,373
Lifecycle 2050	1,846,820	162,894	(10,506)	152,388
Lifecycle 2055	653,638	31,965	(11,345)	20,620
Lifecycle 2060	117,421	—	(3,820)	(3,820)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

22

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.3%(a)

FIXED INCOME - 39.9%
13,050,692	TIAA-CREF Bond Index Fund	$138,076,320
	TOTAL FIXED INCOME	138,076,320

INFLATION-PROTECTED ASSETS - 10.0%
3,099,549	TIAA-CREF Inflation-Linked Bond Fund	34,497,984
	TOTAL INFLATION-PROTECTED ASSETS	34,497,984

INTERNATIONAL EQUITY - 12.0%
1,060,818	TIAA-CREF Emerging Markets Equity Index Fund	11,573,522
1,628,768	TIAA-CREF International Equity Index Fund	30,083,337
	TOTAL INTERNATIONAL EQUITY	41,656,859

SHORT-TERM FIXED INCOME - 10.0%
3,500,994	TIAA-CREF Short-Term Bond Index Fund	34,519,802
	TOTAL SHORT-TERM FIXED INCOME	34,519,802

U.S. EQUITY - 28.4%
4,801,030	TIAA-CREF Equity Index Fund	98,181,060
	TOTAL U.S. EQUITY	98,181,060

	TOTAL AFFILIATED INVESTMENT COMPANIES	346,932,025
	(Cost $329,516,690)

	TOTAL INVESTMENTS - 100.3%	346,932,025
	(Cost $329,516,690)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%	(976,313)
	NET ASSETS - 100.0%	$345,955,712

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.5%
15,963,756	TIAA-CREF Bond Index Fund	$168,896,534
	TOTAL FIXED INCOME	168,896,534

INFLATION-PROTECTED ASSETS - 9.4%
3,607,522	TIAA-CREF Inflation-Linked Bond Fund	40,151,721
	TOTAL INFLATION-PROTECTED ASSETS	40,151,721

INTERNATIONAL EQUITY - 12.4%
1,352,069	TIAA-CREF Emerging Markets Equity Index Fund	14,751,077
2,075,831	TIAA-CREF International Equity Index Fund	38,340,590
	TOTAL INTERNATIONAL EQUITY	53,091,667

SHORT-TERM FIXED INCOME - 9.4%
4,075,323	TIAA-CREF Short-Term Bond Index Fund	40,182,685
	TOTAL SHORT-TERM FIXED INCOME	40,182,685

U.S. EQUITY - 29.2%
6,120,083	TIAA-CREF Equity Index Fund	125,155,698
	TOTAL U.S. EQUITY	125,155,698

	TOTAL AFFILIATED INVESTMENT COMPANIES	427,478,305
	(Cost $376,324,470)

	TOTAL INVESTMENTS - 99.9%	427,478,305
	(Cost $376,324,470)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	542,365
	NET ASSETS - 100.0%	$428,020,670

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%(a)

FIXED INCOME - 38.6%
31,353,291	TIAA-CREF Bond Index Fund	$331,717,816
	TOTAL FIXED INCOME	331,717,816

INFLATION-PROTECTED ASSETS - 7.4%
5,732,056	TIAA-CREF Inflation-Linked Bond Fund	63,797,781
	TOTAL INFLATION-PROTECTED ASSETS	63,797,781

INTERNATIONAL EQUITY - 13.9%
3,048,634	TIAA-CREF Emerging Markets Equity Index Fund	33,260,593
4,680,457	TIAA-CREF International Equity Index Fund	86,448,034
	TOTAL INTERNATIONAL EQUITY	119,708,627

SHORT-TERM FIXED INCOME - 7.4%
6,475,342	TIAA-CREF Short-Term Bond Index Fund	63,846,869
	TOTAL SHORT-TERM FIXED INCOME	63,846,869

U.S. EQUITY - 32.8%
13,797,837	TIAA-CREF Equity Index Fund	282,165,771
	TOTAL U.S. EQUITY	282,165,771

	TOTAL AFFILIATED INVESTMENT COMPANIES	861,236,864
	(Cost $758,895,724)

	TOTAL INVESTMENTS - 100.1%	861,236,864
	(Cost $758,895,724)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(849,000)
	NET ASSETS - 100.0%	$860,387,864

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 36.6%
72,327,650	TIAA-CREF Bond Index Fund	$765,226,538
	TOTAL FIXED INCOME	765,226,538

INFLATION-PROTECTED ASSETS - 5.4%
10,148,925	TIAA-CREF Inflation-Linked Bond Fund	112,957,531
	TOTAL INFLATION-PROTECTED ASSETS	112,957,531

INTERNATIONAL EQUITY - 15.6%
8,317,927	TIAA-CREF Emerging Markets Equity Index Fund	90,748,581
12,770,842	TIAA-CREF International Equity Index Fund	235,877,447
	TOTAL INTERNATIONAL EQUITY	326,626,028

SHORT-TERM FIXED INCOME - 5.4%
11,465,015	TIAA-CREF Short-Term Bond Index Fund	113,045,048
	TOTAL SHORT-TERM FIXED INCOME	113,045,048

U.S. EQUITY - 36.8%
37,643,888	TIAA-CREF Equity Index Fund	769,817,513
	TOTAL U.S. EQUITY	769,817,513

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,087,672,658
	(Cost $1,880,098,878)

	TOTAL INVESTMENTS - 99.8%	2,087,672,658
	(Cost $1,880,098,878)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	4,991,467
	NET ASSETS - 100.0%	$2,092,664,125

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 32.6%
81,741,684	TIAA-CREF Bond Index Fund	$864,827,012
	TOTAL FIXED INCOME	864,827,012

INFLATION-PROTECTED ASSETS - 3.4%
8,149,461	TIAA-CREF Inflation-Linked Bond Fund	90,703,501
	TOTAL INFLATION-PROTECTED ASSETS	90,703,501

INTERNATIONAL EQUITY - 18.0%
12,147,114	TIAA-CREF Emerging Markets Equity Index Fund	132,525,013
18,643,381	TIAA-CREF International Equity Index Fund	344,343,249
	TOTAL INTERNATIONAL EQUITY	476,868,262

SHORT-TERM FIXED INCOME - 3.4%
9,204,697	TIAA-CREF Short-Term Bond Index Fund	90,758,316
	TOTAL SHORT-TERM FIXED INCOME	90,758,316

U.S. EQUITY - 42.3%
54,953,247	TIAA-CREF Equity Index Fund	1,123,793,896
	TOTAL U.S. EQUITY	1,123,793,896

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,646,950,987
	(Cost $2,391,030,671)

	TOTAL INVESTMENTS - 99.7%	2,646,950,987
	(Cost $2,391,030,671)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	7,860,213
	NET ASSETS - 100.0%	$2,654,811,200

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 28.6%
75,771,096	TIAA-CREF Bond Index Fund	$801,658,197
	TOTAL FIXED INCOME	801,658,197

INFLATION-PROTECTED ASSETS - 1.4%
3,619,467	TIAA-CREF Inflation-Linked Bond Fund	40,284,669
	TOTAL INFLATION-PROTECTED ASSETS	40,284,669

INTERNATIONAL EQUITY - 20.4%
14,518,123	TIAA-CREF Emerging Markets Equity Index Fund	158,392,718
22,273,948	TIAA-CREF International Equity Index Fund	411,399,814
	TOTAL INTERNATIONAL EQUITY	569,792,532

SHORT-TERM FIXED INCOME - 1.5%
4,088,767	TIAA-CREF Short-Term Bond Index Fund	40,315,242
	TOTAL SHORT-TERM FIXED INCOME	40,315,242

U.S. EQUITY - 47.9%
65,653,922	TIAA-CREF Equity Index Fund	1,342,622,708
	TOTAL U.S. EQUITY	1,342,622,708

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,794,673,348
	(Cost $2,494,997,821)

	TOTAL INVESTMENTS - 99.8%	2,794,673,348
	(Cost $2,494,997,821)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	5,970,444
	NET ASSETS - 100.0%	$2,800,643,792

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 23.6%
57,090,999	TIAA-CREF Bond Index Fund	$604,022,772
	TOTAL FIXED INCOME	604,022,772

INTERNATIONAL EQUITY - 22.7%
14,837,908	TIAA-CREF Emerging Markets Equity Index Fund	161,881,571
22,764,323	TIAA-CREF International Equity Index Fund	420,457,049
	TOTAL INTERNATIONAL EQUITY	582,338,620

U.S. EQUITY - 53.5%
67,083,966	TIAA-CREF Equity Index Fund	1,371,867,108
	TOTAL U.S. EQUITY	1,371,867,108

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,558,228,500
	(Cost $2,243,368,409)

	TOTAL INVESTMENTS - 99.8%	2,558,228,500
	(Cost $2,243,368,409)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	5,906,868
	NET ASSETS - 100.0%	$2,564,135,368

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 15.6%
39,934,083	TIAA-CREF Bond Index Fund	$422,502,593
	TOTAL FIXED INCOME	422,502,593

INTERNATIONAL EQUITY - 25.1%
17,273,954	TIAA-CREF Emerging Markets Equity Index Fund	188,458,838
26,502,718	TIAA-CREF International Equity Index Fund	489,505,210
	TOTAL INTERNATIONAL EQUITY	677,964,048

U.S. EQUITY - 59.1%
78,083,862	TIAA-CREF Equity Index Fund	1,596,814,974
	TOTAL U.S. EQUITY	1,596,814,974

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,697,281,615
	(Cost $2,312,858,437)

	TOTAL INVESTMENTS - 99.8%	2,697,281,615
	(Cost $2,312,858,437)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	6,190,493
	NET ASSETS - 100.0%	$2,703,472,108

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 9.5%
16,010,400	TIAA-CREF Bond Index Fund	$169,390,032
	TOTAL FIXED INCOME	169,390,032

INTERNATIONAL EQUITY - 26.9%
12,162,909	TIAA-CREF Emerging Markets Equity Index Fund	132,697,333
18,657,665	TIAA-CREF International Equity Index Fund	344,607,072
	TOTAL INTERNATIONAL EQUITY	477,304,405

U.S. EQUITY - 63.3%
54,942,914	TIAA-CREF Equity Index Fund	1,123,582,596
	TOTAL U.S. EQUITY	1,123,582,596

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,770,277,033
	(Cost $1,560,953,105)

	TOTAL INVESTMENTS - 99.7%	1,770,277,033
	(Cost $1,560,953,105)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	5,057,928
	NET ASSETS - 100.0%	$1,775,334,961

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 8.3%
10,370,490	TIAA-CREF Bond Index Fund	$109,719,785
	TOTAL FIXED INCOME	109,719,785

INTERNATIONAL EQUITY - 27.3%
9,161,728	TIAA-CREF Emerging Markets Equity Index Fund	99,954,448
14,046,397	TIAA-CREF International Equity Index Fund	259,436,958
	TOTAL INTERNATIONAL EQUITY	359,391,406

U.S. EQUITY - 64.1%
41,327,680	TIAA-CREF Equity Index Fund	845,151,065
	TOTAL U.S. EQUITY	845,151,065

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,314,262,256
	(Cost $1,166,672,041)

	TOTAL INVESTMENTS - 99.7%	1,314,262,256
	(Cost $1,166,672,041)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,746,356
	NET ASSETS - 100.0%	$1,318,008,612

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%(a)

FIXED INCOME - 7.1%
3,577,512	TIAA-CREF Bond Index Fund	$37,850,081
	TOTAL FIXED INCOME	37,850,081

INTERNATIONAL EQUITY - 27.6%
3,767,164	TIAA-CREF Emerging Markets Equity Index Fund	41,099,761
5,778,046	TIAA-CREF International Equity Index Fund	106,720,512
	TOTAL INTERNATIONAL EQUITY	147,820,273

U.S. EQUITY - 64.8%
17,010,741	TIAA-CREF Equity Index Fund	347,869,645
	TOTAL U.S. EQUITY	347,869,645

	TOTAL AFFILIATED INVESTMENT COMPANIES	533,539,999
	(Cost $490,838,982)

	TOTAL INVESTMENTS - 99.5%	533,539,999
	(Cost $490,838,982)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	2,962,856
	NET ASSETS - 100.0%	$536,502,855

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.2%(a)

FIXED INCOME - 5.8%
665,764	TIAA-CREF Bond Index Fund	$7,043,779
	TOTAL FIXED INCOME	7,043,779

INTERNATIONAL EQUITY - 27.9%
858,412	TIAA-CREF Emerging Markets Equity Index Fund	9,365,276
1,315,318	TIAA-CREF International Equity Index Fund	24,293,920
	TOTAL INTERNATIONAL EQUITY	33,659,196

U.S. EQUITY - 65.5%
3,865,126	TIAA-CREF Equity Index Fund	79,041,837
	TOTAL U.S. EQUITY	79,041,837

	TOTAL AFFILIATED INVESTMENT COMPANIES	119,744,812
	(Cost $113,743,191)

	TOTAL INVESTMENTS - 99.2%	119,744,812
	(Cost $113,743,191)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	860,936
	NET ASSETS - 100.0%	$120,605,748

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to October 1, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the schedule of investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for the November 30, 2018 semi-annual report. This implementation did not have a material impact on the Funds’ notes disclosures. Refer to Note 2 for further details.

13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of February 28, 2019, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the Class W shares of the affiliated TIAA-CREF Funds. On September 28, 2018, the Funds exchanged Institutional Class shares of the affiliated TIAA-CREF Funds for Class W shares of the affiliated TIAA-CREF Funds. These exchanges did not have an impact and are not included in the following tables (see Note 1 for details). Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

14

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/19
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$116,737	$41,571	$20,976	$(711)	$1,455	$2,648	$138,076
Emerging Markets Equity Index	9,372	4,487	1,728	(145)	(412)	239	11,574
Equity Index	82,286	31,731	18,385	609	2,252	1,587	98,181
Inflation-Linked Bond	29,171	10,457	4,656	(147)	(327)	796	34,498
International Equity Index	25,219	11,179	4,503	(324)	(1,488)	851	30,083
Short-Term Bond Index	29,154	10,402	5,133	(92)	189	529	34,520
	$291,939	$109,827	$55,381	$(810)	$1,669	$6,650	$346,932
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$154,007	$34,368	$20,419	$(652)	$1,592	$3,501	$168,896
Emerging Markets Equity Index	13,062	4,437	1,913	(71)	(764)	330	14,751
Equity Index	115,559	30,013	23,418	1,594	1,840	2,201	125,156
Inflation-Linked Bond	35,593	9,482	4,310	(126)	(487)	995	40,152
International Equity Index	35,355	10,842	5,158	(127)	(2,572)	1,182	38,340
Short-Term Bond Index	35,567	9,182	4,687	(86)	207	656	40,183
	$389,143	$98,324	$59,905	$532	$(184)	$8,865	$427,478
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$295,893	$72,772	$38,787	$(1,235)	$3,075	$6,666	$331,718
Emerging Markets Equity Index	28,993	9,655	3,610	(53)	(1,725)	726	33,260
Equity Index	254,755	64,193	43,519	3,650	4,034	4,822	282,166
Inflation-Linked Bond	54,844	15,962	6,086	(194)	(728)	1,522	63,798
International Equity Index	78,063	23,109	8,971	(1)	(5,752)	2,594	86,448
Short-Term Bond Index	54,813	15,432	6,590	(115)	307	1,007	63,847
	$767,361	$201,123	$107,563	$2,052	$(789)	$17,337	$861,237
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$632,175	$201,947	$73,283	$(3,204)	$7,592	$14,882	$765,227
Emerging Markets Equity Index	74,508	27,090	6,163	(213)	(4,473)	1,934	90,749
Equity Index	655,662	176,260	79,421	4,734	15,116	12,900	769,817
Inflation-Linked Bond	89,720	33,483	8,706	(397)	(1,142)	2,594	112,958
International Equity Index	200,858	65,639	15,207	(315)	(15,098)	6,923	235,877
Short-Term Bond Index	89,666	31,777	8,741	(170)	513	1,724	113,045
	$1,742,589	$536,196	$191,521	$435	$2,508	$40,957	$2,087,673
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$685,205	$252,273	$77,684	$(3,792)	$8,825	$16,246	$864,827
Emerging Markets Equity Index	104,390	39,667	5,197	(115)	(6,220)	2,745	132,525
Equity Index	918,225	267,839	88,492	2,937	26,866	18,234	1,123,794
Inflation-Linked Bond	66,867	30,121	5,159	(288)	(837)	1,964	90,704
International Equity Index	281,293	96,687	12,511	(273)	(20,853)	9,808	344,343
Short-Term Bond Index	66,828	29,286	5,631	(120)	395	1,316	90,758
	$2,122,808	$715,873	$194,674	$(1,651)	$8,176	$50,313	$2,646,951
15

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/19
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$619,462	$252,807	$75,249	$(3,847)	$8,485	$15,029	$801,658
Emerging Markets Equity Index	121,783	50,239	5,941	(426)	(7,262)	3,298	158,393
Equity Index	1,070,005	320,007	75,604	2,001	30,516	21,903	1,342,623
Inflation-Linked Bond	25,235	17,018	1,517	(91)	(361)	814	40,284
International Equity Index	327,968	120,037	10,802	(761)	(25,042)	11,794	411,400
Short-Term Bond Index	25,220	16,750	1,781	(40)	166	549	40,315
	$2,189,673	$776,858	$170,894	$(3,164)	$6,502	$53,387	$2,794,673
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$465,197	$194,465	$59,141	$(2,998)	$6,500	$11,240	$604,023
Emerging Markets Equity Index	127,622	47,489	5,173	(446)	(7,610)	3,390	161,882
Equity Index	1,121,872	283,715	62,291	3,081	29,912	22,514	1,371,867
International Equity Index	343,932	113,518	10,273	(545)	(26,175)	12,120	420,457
	$2,058,623	$639,187	$136,878	$(908)	$2,627	$49,264	$2,558,229
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$319,200	$146,919	$46,022	$(2,389)	$4,795	$7,891	$422,503
Emerging Markets Equity Index	149,441	54,046	4,995	(894)	(9,139)	3,998	188,459
Equity Index	1,314,478	310,166	58,064	3,339	32,107	26,532	1,596,815
International Equity Index	402,729	130,239	10,828	(1,527)	(31,108)	14,283	489,505
	$2,185,848	$641,370	$119,909	$(1,471)	$(3,345)	$52,704	$2,697,282
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$131,686	$56,330	$19,563	$(951)	$1,888	$3,203	$169,390
Emerging Markets Equity Index	101,099	41,123	2,854	(565)	(6,106)	2,768	132,697
Equity Index	886,241	242,693	25,795	2,873	21,180	18,373	1,123,583
International Equity Index	271,954	101,089	6,286	(1,051)	(21,099)	9,892	344,607
	$1,390,980	$441,235	$54,498	$306	$(4,137)	$34,236	$1,770,277
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$81,523	$40,458	$12,885	$(620)	$1,244	$2,041	$109,720
Emerging Markets Equity Index	72,546	34,488	2,247	(478)	(4,355)	2,064	99,954
Equity Index	641,852	207,652	19,573	2,097	15,815	13,705	845,151
International Equity Index	196,295	84,717	5,275	(1,148)	(15,152)	7,380	259,437
	$992,216	$367,315	$39,980	$(149)	$(2,448)	$25,190	$1,314,262
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$25,407	$15,999	$3,787	$(191)	$422	$672	$37,850
Emerging Markets Equity Index	27,178	16,507	888	(221)	(1,476)	816	41,100
Equity Index	238,875	110,304	7,563	684	6,635	5,420	347,870
International Equity Index	73,217	42,060	2,471	(502)	(5,584)	2,918	106,720
	$364,677	$184,870	$14,709	$(230)	$(3)	$9,826	$533,540
16

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/19
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$4,515	$4,002	$1,521	$(53)	$101	$131	$7,044
Emerging Markets Equity Index	5,932	4,981	1,134	(177)	(237)	202	9,365
Equity Index	51,991	35,708	9,568	(285)	1,459	1,340	79,042
International Equity Index	16,049	12,924	3,119	(375)	(1,185)	721	24,294
	$78,487	$57,615	$15,342	$(890)	$138	$2,394	$119,745

^ Some amounts represent less than $1,000.

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$333,401	$14,147	$(616)	$13,531
Lifecycle Index 2010	381,897	46,755	(1,174)	45,581
Lifecycle Index 2015	768,369	96,143	(3,275)	92,868
Lifecycle Index 2020	1,897,466	199,210	(9,003)	190,207
Lifecycle Index 2025	2,407,420	248,254	(8,723)	239,531
Lifecycle Index 2030	2,511,975	289,208	(6,510)	282,698
Lifecycle Index 2035	2,257,544	304,972	(4,287)	300,685
Lifecycle Index 2040	2,327,413	372,232	(2,363)	369,869
Lifecycle Index 2045	1,568,503	202,828	(1,054)	201,774
Lifecycle Index 2050	1,172,099	142,713	(550)	142,163
Lifecycle Index 2055	493,191	40,799	(450)	40,349
Lifecycle Index 2060	115,436	4,912	(603)	4,309

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

17

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

FIXED INCOME - 39.9%
1,428,512	TIAA-CREF Bond Fund	$14,470,825
1,418,708	TIAA-CREF Bond Plus Fund	14,485,008
	TOTAL FIXED INCOME	28,955,833

INTERNATIONAL EQUITY - 6.0%
103,735	TIAA-CREF Emerging Markets Equity Fund	1,164,939
109,106	TIAA-CREF International Equity Fund	1,144,518
75,427	TIAA-CREF International Opportunities Fund	942,088
74,164	TIAA-CREF Quant International Equity Fund	519,886
58,908	TIAA-CREF Quant International Small-Cap Equity Fund	590,849
	TOTAL INTERNATIONAL EQUITY	4,362,280

SHORT-TERM FIXED INCOME - 39.9%
2,825,621	TIAA-CREF Short-Term Bond Fund	28,962,619
	TOTAL SHORT-TERM FIXED INCOME	28,962,619

U.S. EQUITY - 14.2%
168,108	TIAA-CREF Growth & Income Fund	2,294,675
127,432	TIAA-CREF Large-Cap Growth Fund	2,546,091
156,401	TIAA-CREF Large-Cap Value Fund	2,538,388
92,140	TIAA-CREF Quant Large-Cap Growth Fund	1,238,359
37,894	TIAA-CREF Quant Large-Cap Value Fund	374,018
50,203	TIAA-CREF Quant Small-Cap Equity Fund	837,887
38,285	TIAA-CREF Quant Small/Mid-Cap Equity Fund	453,299
	TOTAL U.S. EQUITY	10,282,717

	TOTAL AFFILIATED INVESTMENT COMPANIES	72,563,449
	(Cost $71,454,585)

	TOTAL INVESTMENTS - 100.0%	72,563,449
	(Cost $71,454,585)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	16,420
	NET ASSETS - 100.0%	$72,579,869

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

FIXED INCOME - 39.8%
2,250,284	TIAA-CREF Bond Fund	$22,795,373
6,704,545	TIAA-CREF Bond Plus Fund	68,453,403
	TOTAL FIXED INCOME	91,248,776

INTERNATIONAL EQUITY - 12.0%
533,824	TIAA-CREF Emerging Markets Equity Fund	5,994,838
686,191	TIAA-CREF International Equity Fund	7,198,143
475,602	TIAA-CREF International Opportunities Fund	5,940,264
662,395	TIAA-CREF Quant International Equity Fund	4,643,386
371,620	TIAA-CREF Quant International Small-Cap Equity Fund	3,727,350
	TOTAL INTERNATIONAL EQUITY	27,503,981

SHORT-TERM FIXED INCOME - 19.9%
4,449,234	TIAA-CREF Short-Term Bond Fund	45,604,652
	TOTAL SHORT-TERM FIXED INCOME	45,604,652

U.S. EQUITY - 28.3%
1,060,728	TIAA-CREF Growth & Income Fund	14,478,937
803,299	TIAA-CREF Large-Cap Growth Fund	16,049,917
986,664	TIAA-CREF Large-Cap Value Fund	16,013,551
513,629	TIAA-CREF Quant Large-Cap Growth Fund	6,903,170
422,208	TIAA-CREF Quant Large-Cap Value Fund	4,167,191
262,755	TIAA-CREF Quant Small-Cap Equity Fund	4,385,381
241,906	TIAA-CREF Quant Small/Mid-Cap Equity Fund	2,864,171
	TOTAL U.S. EQUITY	64,862,318

	TOTAL AFFILIATED INVESTMENT COMPANIES	229,219,727
	(Cost $222,632,313)

	TOTAL INVESTMENTS - 100.0%	229,219,727
	(Cost $222,632,313)
	OTHER ASSETS & LIABILITIES, NET – (0.0)%	(79,950)
	NET ASSETS - 100.0%	$229,139,777

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 39.6%
13,472,501	TIAA-CREF Bond Plus Fund	$137,554,238
	TOTAL FIXED INCOME	137,554,238

INTERNATIONAL EQUITY - 17.9%
1,117,019	TIAA-CREF Emerging Markets Equity Fund	12,544,119
1,552,290	TIAA-CREF International Equity Fund	16,283,518
1,077,688	TIAA-CREF International Opportunities Fund	13,460,329
1,647,004	TIAA-CREF Quant International Equity Fund	11,545,500
839,760	TIAA-CREF Quant International Small-Cap Equity Fund	8,422,795
	TOTAL INTERNATIONAL EQUITY	62,256,261

U.S. EQUITY - 42.3%
2,398,850	TIAA-CREF Growth & Income Fund	32,744,296
1,821,183	TIAA-CREF Large-Cap Growth Fund	36,387,245
2,229,641	TIAA-CREF Large-Cap Value Fund	36,187,071
1,111,559	TIAA-CREF Quant Large-Cap Growth Fund	14,939,358
1,096,285	TIAA-CREF Quant Large-Cap Value Fund	10,820,332
553,094	TIAA-CREF Quant Small-Cap Equity Fund	9,231,131
548,098	TIAA-CREF Quant Small/Mid-Cap Equity Fund	6,489,477
	TOTAL U.S. EQUITY	146,798,910

	TOTAL AFFILIATED INVESTMENT COMPANIES	346,609,409
	(Cost $332,124,364)

	TOTAL INVESTMENTS - 99.8%	346,609,409
	(Cost $332,124,364)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	522,244
	NET ASSETS - 100.0%	$347,131,653

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 19.8%
3,131,966	TIAA-CREF Bond Plus Fund	$31,977,376
	TOTAL FIXED INCOME	31,977,376

INTERNATIONAL EQUITY - 23.9%
665,513	TIAA-CREF Emerging Markets Equity Fund	7,473,712
964,290	TIAA-CREF International Equity Fund	10,115,407
670,116	TIAA-CREF International Opportunities Fund	8,369,748
1,066,726	TIAA-CREF Quant International Equity Fund	7,477,750
520,602	TIAA-CREF Quant International Small-Cap Equity Fund	5,221,637
	TOTAL INTERNATIONAL EQUITY	38,658,254

U.S. EQUITY - 56.2%
1,485,479	TIAA-CREF Growth & Income Fund	20,276,788
1,126,619	TIAA-CREF Large-Cap Growth Fund	22,509,840
1,382,631	TIAA-CREF Large-Cap Value Fund	22,440,095
672,553	TIAA-CREF Quant Large-Cap Growth Fund	9,039,118
723,257	TIAA-CREF Quant Large-Cap Value Fund	7,138,544
330,047	TIAA-CREF Quant Small-Cap Equity Fund	5,508,490
338,409	TIAA-CREF Quant Small/Mid-Cap Equity Fund	4,006,760
	TOTAL U.S. EQUITY	90,919,635

	TOTAL AFFILIATED INVESTMENT COMPANIES	161,555,265
	(Cost $152,036,061)

	TOTAL INVESTMENTS - 99.9%	161,555,265
	(Cost $152,036,061)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	119,931
	NET ASSETS - 100.0%	$161,675,196

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

INTERNATIONAL EQUITY - 29.7%
584,188	TIAA-CREF Emerging Markets Equity Fund	$6,560,427
868,054	TIAA-CREF International Equity Fund	9,105,886
602,741	TIAA-CREF International Opportunities Fund	7,528,237
984,128	TIAA-CREF Quant International Equity Fund	6,898,738
469,450	TIAA-CREF Quant International Small-Cap Equity Fund	4,708,584
	TOTAL INTERNATIONAL EQUITY	34,801,872

U.S. EQUITY - 69.9%
1,339,081	TIAA-CREF Growth & Income Fund	18,278,451
1,014,838	TIAA-CREF Large-Cap Growth Fund	20,276,470
1,245,487	TIAA-CREF Large-Cap Value Fund	20,214,249
597,406	TIAA-CREF Quant Large-Cap Growth Fund	8,029,134
675,579	TIAA-CREF Quant Large-Cap Value Fund	6,667,962
290,681	TIAA-CREF Quant Small-Cap Equity Fund	4,851,470
305,294	TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,614,686
	TOTAL U.S. EQUITY	81,932,422

	TOTAL AFFILIATED INVESTMENT COMPANIES	116,734,294
	(Cost $109,305,197)

	TOTAL INVESTMENTS - 99.6%	116,734,294
	(Cost $109,305,197)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	475,628
	NET ASSETS - 100.0%	$117,209,922

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the schedule of investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for the November 30, 2018 semi-annual report. This implementation did not have a material impact on the Funds’ notes disclosures. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of February 28, 2019, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3 – investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	02/28/19
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$14,209	$2,492	$2,266	$(57)	$93	$351	$14,471
Bond Plus	12,727	3,525	1,837	(30)	100	341	14,485
Emerging Markets Equity	965	572	324	(11)	4	6	1,165
Growth & Income	2,204	713	483	162	(143)	20	2,295
International Equity	1,109	456	187	16	(200)	24	1,144
International Opportunities	906	268	160	(11)	(61)	12	942
Large-Cap Growth	2,602	906	818	327	(209)	13	2,546
Large-Cap Value	2,332	1,047	527	165	(268)	47	2,538
Quant International Equity	1,476	330	1,093	(37)	(114)	32	520
Quant International Small-Cap Equity	606	187	95	1	(92)	17	591
Quant Large-Cap Growth	1,115	683	542	89	(43)	10	1,238
Quant Large-Cap Value	1,018	363	930	(34)	(21)	21	374
Quant Small-Cap Equity	585	903	544	95	(84)	6	838
Quant Small/Mid-Cap Equity	470	139	128	47	(33)	3	453
Short-Term Bond	28,741	5,373	5,204	(53)	106	558	28,963
	$71,065	$17,957	$15,138	$669	$(965)	$1,461	$72,563

7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	02/28/19
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$22,405	$3,335	$2,995	$(103)	$153	$554	$22,795
Bond Plus	62,517	12,598	6,937	(253)	529	1,652	68,454
Emerging Markets Equity	5,181	2,176	1,073	28	(107)	30	5,995
Growth & Income	13,889	3,573	2,086	963	(863)	131	14,479
International Equity	6,970	2,363	649	167	(1,336)	155	7,198
International Opportunities	5,733	1,367	689	(55)	(416)	74	5,940
Large-Cap Growth	16,373	4,491	3,879	1,888	(1,181)	84	16,050
Large-Cap Value	14,670	5,499	2,147	1,091	(1,770)	293	16,014
Quant International Equity	7,515	1,289	3,157	(162)	(589)	195	4,643
Quant International Small-Cap Equity	3,811	912	310	24	(606)	105	3,727
Quant Large-Cap Growth	6,572	2,494	1,954	453	(256)	66	6,903
Quant Large-Cap Value	5,965	1,382	2,895	(71)	(77)	132	4,167
Quant Small-Cap Equity	3,673	3,121	1,817	515	(496)	30	4,386
Quant Small/Mid-Cap Equity	2,960	704	615	278	(198)	21	2,864
Short-Term Bond	45,866	7,831	8,167	(95)	170	884	45,605
	$224,100	$53,135	$39,370	$4,668	$(7,043)	$4,406	$229,220
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$127,212	$29,774	$19,903	$(719)	$1,190	$3,366	$137,554
Emerging Markets Equity	10,851	4,170	1,822	113	(327)	62	12,544
Growth & Income	30,837	7,452	3,321	2,099	(2,057)	297	32,744
International Equity	15,458	5,010	788	528	(3,207)	350	16,284
International Opportunities	12,708	2,722	853	(93)	(1,024)	167	13,460
Large-Cap Growth	36,350	9,239	6,866	4,057	(2,640)	192	36,387
Large-Cap Value	32,569	11,815	3,468	2,584	(4,289)	666	36,187
Quant International Equity	15,364	2,931	4,578	(166)	(1,428)	443	11,546
Quant International Small-Cap Equity	8,449	2,194	642	71	(1,414)	237	8,423
Quant Large-Cap Growth	14,275	4,771	3,516	945	(617)	149	14,939
Quant Large-Cap Value	12,919	2,987	4,534	(56)	(185)	305	10,820
Quant Small-Cap Equity	8,158	5,238	2,864	1,141	(1,152)	64	9,231
Quant Small/Mid-Cap Equity	6,578	1,552	1,179	603	(461)	48	6,490
	$331,728	$89,855	$54,334	$11,107	$(17,611)	$6,346	$346,609
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$28,054	$10,441	$6,641	$(238)	$361	$761	$31,977
Emerging Markets Equity	6,463	2,889	1,481	21	(155)	37	7,474
Growth & Income	18,952	5,013	2,253	1,296	(1,324)	182	20,277
International Equity	9,504	3,647	897	242	(1,935)	218	10,115
International Opportunities	7,811	2,139	865	(71)	(644)	104	8,370
Large-Cap Growth	22,361	6,681	5,026	2,556	(1,731)	119	22,510
Large-Cap Value	20,020	7,908	2,500	1,565	(2,673)	414	22,440
Quant International Equity	9,049	2,215	2,472	(39)	(920)	273	7,478
Quant International Small-Cap Equity	5,196	1,572	556	12	(856)	147	5,222
Quant Large-Cap Growth	8,669	2,834	2,063	581	(412)	92	9,039
Quant Large-Cap Value	7,837	2,068	2,451	(16)	(107)	189	7,138
Quant Small-Cap Equity	5,017	3,101	1,811	644	(669)	38	5,508
Quant Small/Mid-Cap Equity	4,042	1,272	1,012	364	(284)	30	4,007
	$152,975	$51,780	$30,028	$6,917	$(11,349)	$2,604	$161,555

8

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	02/28/19
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$5,505	$2,512	$1,154	$(11)	$(87)	$29	$6,561
Growth & Income	17,674	3,532	1,680	1,318	(1,319)	169	18,278
International Equity	8,899	3,231	1,086	159	(1,699)	195	9,106
International Opportunities	7,315	1,753	873	(87)	(580)	93	7,528
Large-Cap Growth	20,862	4,736	4,013	2,432	(1,679)	105	20,276
Large-Cap Value	18,701	6,207	2,055	1,567	(2,541)	367	20,214
Quant International Equity	7,328	2,049	1,389	50	(826)	240	6,899
Quant International Small-Cap Equity	4,863	1,272	519	5	(781)	132	4,709
Quant Large-Cap Growth	7,796	2,407	1,879	580	(385)	80	8,029
Quant Large-Cap Value	7,020	1,873	2,016	44	(87)	163	6,668
Quant Small-Cap Equity	4,693	2,215	1,349	613	(644)	33	4,851
Quant Small/Mid-Cap Equity	3,776	850	752	363	(291)	26	3,615
	$114,432	$32,637	$18,765	$7,033	$(10,919)	$1,632	$116,734
^	Some amounts represent less than $1,000.

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$72,268	$1,147	$(852)	$295
Lifestyle Conservative	225,583	6,345	(2,708)	3,637
Lifestyle Moderate	337,720	13,345	(4,456)	8,889
Lifestyle Growth	155,599	7,562	(1,606)	5,956
Lifestyle Aggressive Growth	112,030	6,108	(1,404)	4,704

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

9

TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

FIXED INCOME - 39.7%
32,814,417	TIAA-CREF Bond Plus Fund	$335,035,195
	TOTAL FIXED INCOME	335,035,195

INTERNATIONAL EQUITY - 18.0%
2,721,299	TIAA-CREF Emerging Markets Equity Fund	30,560,192
3,157,217	TIAA-CREF International Equity Fund	33,119,203
2,632,816	TIAA-CREF International Opportunities Fund	32,883,870
4,949,335	TIAA-CREF Quant International Equity Fund	34,694,840
2,047,774	TIAA-CREF Quant International Small-Cap Equity Fund	20,539,171
	TOTAL INTERNATIONAL EQUITY	151,797,276

U.S. EQUITY - 42.3%
5,480,393	TIAA-CREF Growth & Income Fund	74,807,366
3,327,163	TIAA-CREF Large-Cap Growth Fund	66,476,726
4,078,039	TIAA-CREF Large-Cap Value Fund	66,186,571
4,544,888	TIAA-CREF Quant Large-Cap Growth Fund	61,083,295
5,189,936	TIAA-CREF Quant Large-Cap Value Fund	51,224,665
1,374,357	TIAA-CREF Quant Small-Cap Equity Fund	22,938,023
1,247,839	TIAA-CREF Quant Small/Mid-Cap Equity Fund	14,774,410
	TOTAL U.S. EQUITY	357,491,056

	TOTAL AFFILIATED INVESTMENT COMPANIES	844,323,527
	(Cost $741,480,910)

	TOTAL INVESTMENTS - 100.0%	844,323,527
	(Cost $741,480,910)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	409,718
	NET ASSETS - 100.0%	$844,733,245

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying Schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedule of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the Schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for the November 30, 2018 semi-annual report. This implementation did not have a material impact on the Fund’s notes disclosures. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Fund’s financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Fund’s financial statements and various filings.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of February 28, 2019, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/18	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/19
Managed Allocation Fund
TIAA-CREF Funds:
Bond Plus	$333,222	$41,745	$40,936	$(1,062)	$2,066	$8,423	$335,035
Emerging Markets Equity	28,434	8,722	4,848	374	(1,037)	153	30,560
Growth & Income	75,757	11,907	8,023	5,816	(5,422)	697	74,807
International Equity	33,767	8,004	1,613	1,053	(6,620)	719	33,119
International Opportunities	33,275	5,185	2,815	(197)	(2,564)	411	32,884
Large-Cap Growth	71,391	13,212	14,117	9,662	(6,768)	353	66,477
Large-Cap Value	64,003	16,646	5,935	5,069	(8,022)	1,228	66,187
Quant International Equity	47,037	6,003	12,128	(95)	(4,427)	1,302	34,695
Quant International Small-Cap Equity	22,155	3,610	1,287	312	(3,671)	586	20,539
Quant Large-Cap Growth	64,090	12,345	12,889	6,500	(4,990)	644	61,083
Quant Large-Cap Value	57,837	7,300	12,250	619	(939)	1,319	51,225
Quant Small-Cap Equity	21,855	11,919	7,615	3,524	(3,509)	160	22,938
Quant Small/Mid-Cap Equity	16,125	2,598	2,936	1,637	(1,260)	110	14,775
	$868,948	$149,196	$127,392	$33,212	$(47,163)	$16,105	$844,324
3

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation)	(depreciation)
Managed Allocation	$751,091	$95,692	$(2,459)	$$93,233

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

4

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: April 12, 2019	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: April 12, 2019	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: April 12, 2019	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer